Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 821,308,095	$ 666,582,237
Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,261,947	2,353,130
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	235,689,465	154,608,402
Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,480,253	80,691,585
Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	511,121,677	423,404,683
Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,991,156	4,809,591
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,287,491	5,421,106
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	198,496,665	151,607,852
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	86,928,508	52,766,388
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48,239,787	29,028,786
Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	499,905,082	435,532,341
Exploration and Production [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	235,689,465	154,120,559
Exploration and Production [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	235,689,465	154,120,559
Exploration and Production [member] | UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	121,163,393	85,484,898
Exploration and Production [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	69,086,931	40,199,137
Exploration and Production [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,439,141	28,436,524
Industrial Transformation [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	482,053,745	421,761,648
Industrial Transformation [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,742,573	60,040,711
Industrial Transformation [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	425,632,977	357,357,083
Industrial Transformation [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,315,231	1,310,725
Industrial Transformation [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	362,964	3,053,129
Industrial Transformation [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	482,053,745	421,761,648
Cogeneration and Services [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		38,554
Cogeneration and Services [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		38,554
Cogeneration and Services [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		38,554
Drilling and Services [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,156	12,852
Drilling and Services [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,156	12,852
Drilling and Services [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,156	12,852
Logistics [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,489,437	1,776,303
Logistics [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,489,437	1,776,303
Logistics [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,489,437	1,776,303
Fertilizers [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		2,292,364
Fertilizers [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,775,923
Fertilizers [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,773,975	2,290,876
Fertilizers [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,948	1,488
Fertilizers [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,775,923	2,292,364
Ethylene [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		6,125,896
Ethylene [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,569,023
Ethylene [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,563,445	6,112,537
Ethylene [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,578	13,359
Ethylene [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,569,023	6,125,896
Trading Companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	101,552,867	80,643,099
Trading Companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,822	42,108
Trading Companies [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		487,843
Trading Companies [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,737,680	20,650,874
Trading Companies [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,151,280	57,644,187
Trading Companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,663,907	1,860,196
Trading Companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,822	42,107
Trading Companies [member] | UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,333,272	66,122,954
Trading Companies [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,841,577	12,567,251
Trading Companies [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,488,060	592,262
Trading Companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,925,780	1,402,740
Corporate and Other Operating Subsidiary Companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,012,018	1,638,671
Corporate and Other Operating Subsidiary Companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,366,586	483,313
Corporate and Other Operating Subsidiary Companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,012,018	1,638,670
Corporate and Other Operating Subsidiary Companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,366,586	483,314
Corporate and Other Operating Subsidiary Companies [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,312,586
Corporate and Other Operating Subsidiary Companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,066,018	$ 2,121,984